Stock-based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
		Jun. 15, 2021	Apr. 01, 2021	Oct. 27, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2023
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense					$ 35,318	$ 89,838	$ 489,474
2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense				$ 0	$ 183,200
Share price	[1]				$ 10.26
Employee Stock Option [Member] | 2021 Restricted Shares Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs					$ 700
Stock-based compensation expense					$ 600	800	1,400
Weighted-average period					1 year 3 months 18 days
Total fair value of options that vested					$ 400
Restricted Stock Units (RSUs) [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs					900
Stock-based compensation expense					$ 5,500	42,300	244,800
Restricted shares to the founders of Second Spectrum		518,706
Percentage to be vested		50.00%
Share price		$ 17.74
Weighted-average period					3 months 18 days
Equity Settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs					$ 15,900
Stock-based compensation expense					$ 10,400	4,500	0
Restricted shares to the founders of Second Spectrum					3,788,586
Weighted-average period					1 year 10 months 24 days
Cash-settled Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs					$ 300
Stock-based compensation expense					$ 200	100	0
Restricted shares to the founders of Second Spectrum					52,758
Weighted-average period					2 years
Equity-settled Performance-Based Restricted Share Units [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation costs					$ 24,100
Stock-based compensation expense					$ 12,800	2,200	0
Restricted shares to the founders of Second Spectrum					7,752,970
Weighted-average period					2 years
Equity-settled Performance-Based Restricted Share Units [Member] | Minimum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance					50.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Maximum [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance					150.00%
Equity-settled Performance-Based Restricted Share Units [Member] | Weighted Average [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Percentage of number of shares granted on achievement of performance					100.00%
NFL Warrants [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Closing price of dMY's common stock			$ 15.63
Unrecognized compensation costs					$ 0			$ 0
Issue of NFL aggregate warrants					18,500,000
Exercise price per share of warrants					$ 0.01
Additional warrants issuance description					each warrant is issued with one share of redeemable B Share with a par value of $0.0001
Cost recognized for the warrants					$ 5,900	$ 40,100	$ 243,200
Number of warrants vested					3,000,000
Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares issued, price per share					$ 0.01
C1 Ordinary Shares [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Shares issued, price per share					$ 0.21
Class B Incentive Securities [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Payments made For catch-up payment					$ 20,400

[1]	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020